Recapitalization (Details) - shares	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Recapitalization
Cash-trust and cash, net of redemptions	1,169,746	1,169,746
Less: transaction costs paid	(1,145,900)	(1,145,900)
Net payout in Reverse Acquisition	23,846	23,846
Less: Liabilities assumed	(7,370,764)	(7,370,764)
Less: Promissory note combined	(1,003,995)	(1,003,995)
Add: assets acquired	3,930	3,930
Reverse acquisition, net	(8,346,983)	(8,346,983)